Statements of Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Jul. 31, 2013	$ (990,016)	$ 1,647	$ 33,858,732	$ (34,850,395)
Balance, shares at Jul. 31, 2013		1,647,001
Derivative liability	(337,413)	$ 0	(337,413)	0
Settlement of derivative liability	506,574	0	506,574	0
Conversion of convertible note to common stock	8,056	$ 3	8,053	0
Conversion of convertible note to common stock (in Shares)		3,333
Stock issued for services	213,967	$ 42	213,925	0
Stock issued for services (in shares)		41,867
Stock issued due to exercise of warrants	$ 0	$ 90	(90)	0
Stock issued due to exercise of warrants (in Shares)	89,872	89,872
Stock based compensation from issuance of stock options	$ 8,283,582	$ 0	8,283,582	0
Stock based compensation from issuance of warrants	720,000	0	720,000	0
Net loss	(11,482,818)	0	0	(11,482,818)
Balance at Jul. 31, 2014	(3,078,068)	$ 1,782	43,253,363	(46,333,213)
Balance, shares at Jul. 31, 2014		1,782,073
Stock issued for services	311,665	$ 60	311,605	0
Stock issued for services (in shares)		59,793
Stock based compensation from issuance of stock options	1,008,239	$ 0	1,008,239	0
Stock based compensation from issuance of warrants	409,312	0	409,312	0
Net loss	(7,037,873)	0	0	(7,037,873)
Balance at Jul. 31, 2015	(8,386,725)	$ 1,842	44,982,519	(53,371,086)
Balance, shares at Jul. 31, 2015		1,841,866
Stock issued for services	1,215,719	$ 124	1,215,595	0
Stock issued for services (in shares)		123,852
Stock issued upon the exercise of options	0	$ 15	(15)	0
Stock issued upon the exercise of options (in Shares)		15,715
Stock based compensation from issuance of stock options	10,183,555	$ 0	10,183,555	0
Net loss	(6,723,849)	0	0	(6,723,849)
Balance at Apr. 30, 2016	$ (3,711,300)	$ 1,981	$ 56,381,654	$ (60,094,935)
Balance, shares at Apr. 30, 2016		1,981,433